STATEMENT OF CASH FLOWS	2 Months Ended
Dec. 31, 2020 USD ($)
Cash flow from operating activities:
Net loss	$ (18,950)
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	15,450
Net cash used in operating activities	(3,500)
Cash flows from financing activities:
Proceeds from sale of Class B common stock	25,000
Proceeds from promissory note payable	100,000
Payments of deferred offering costs	(96,500)
Net cash provided by financing activities	28,500
Net Change in Cash	25,000
Cash ? Ending	25,000
Noncash financing activities:
Deferred offering costs included in accounts payable	$ 50,134